DERIVATIVES ACTIVITIES - Fair Value Hedges (Details) - Other revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	$ (1,986)	$ 509	$ 2,692
Gain (loss) on the hedged item in designated and qualifying fair value hedges	2,031	(501)	(2,668)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(80)	(70)	37
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	125	78	(13)
Interest rate contracts
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	(753)	(847)	1,546
Gain (loss) on the hedged item in designated and qualifying fair value hedges	668	792	(1,496)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(84)	(47)	53
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	(1)	(8)	(3)
Foreign exchange contracts
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	(1,415)	1,315	1,367
Gain (loss) on the hedged item in designated and qualifying fair value hedges	1,573	(1,258)	(1,422)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	4	(23)	(16)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	154	80	(39)
Commodity and other contract options
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	182	41	(221)
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(210)	(35)	250
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$ (28)	$ 6	$ 29